Retirement benefit obligations - Schedule of Charges to Income Statement (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement	£ 284	£ 294	£ 272
Defined benefit pension schemes
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement	122	126	121
Defined contribution schemes
Post-retirement defined benefit schemes - charge to the income statement
Total charge to the income statement	£ 162	£ 168	£ 151